Segment Reporting	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segment Reporting

Note 12 — Segment Reporting

ASC 280, Disclosures about Segments of an Enterprise and Related Information, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.

The Group has three primary operating segments (1) futures and securities brokerage services; (2) market making (CFD) trading; (3) TRS trading; and (4) others. The Group’s futures and securities brokerage segment generates commissions income by enabling customers to trade in futures and securities markets throughout the world. The Group engages in market making (CFD trading) activities where it serves as the counterparty to its customers in derivative transactions. The Group experiences trading gains and losses from such market making (CFD trading) activities. The Group also generated income from TRS trading business including the commission income from the securities trading and interest income from the loan to customers. Other businesses include the following: (1) insurance brokerage segment which generates commissions by providing insurance brokerage services to high-net-worth individuals; (2) proprietary trading activities in investment securities, futures and derivatives, (3) sale of NFT and development NFT platform and Metaverse games; and (4) executive management functions and corporate overhead.

	Futures
	and securities
	brokerage	CFD	TRS
	services	trading	trading	Other	Total
Six Months Ended June 30, 2023
Revenue	$1,593,687	$9,148,435	$1,873,275	$695,600	$13,310,997

Commissions and fees	948,492	-	575,743	842,567	2,366,802
Compensation and benefits	485,478	-	-	1,228,858	1,714,336
Occupancy	-	8,880	8,880	373,491	391,251
Communication and technology	239,932	172,569	172,569	1,134,854	1,719,924
General and administrative	119,780	24,883	24,883	432,234	601,780
Crypto currencies	-	-	-	-	-
Professional fees	14,430	49,176	49,176	1,120,884	1,233,666
Research and development	-	-	-	-	-
Service fees	-	217,308	343,557	558,716	1,119,581
Interest	-	-	1,210,091	388,387	1,598,478
Depreciation	155	400,000	400,000	74,703	874,858
Marketing	1,391	5,863	5,863	1,489,304	1,502,421
Payment service charge	-	(29,106)	48,291	-	19,185
Change in fair value of warrant liabilities	-	-	-	(453,761)	(453,761)
Impairment of fixed assets	-	-	-	-	-
Impairment of cryptocurrencies	-	-	-	-	-
Other operating expenses	(5,158)	-	-	(13,042)	(18,200)

	1,804,500	849,573	2,839,053	7,177,195	12,670,321

Income (loss) from operations	$(210,813)	$8,298,862	$(965,778)	$(6,481,595)	$640,676

Total segment assets	$5,784,066	$19,073,357	$54,167,567	$14,599,946	$93,624,936

	Futures
	and securities
	brokerage	CFD	TRS
	services	trading	trading	Other	Total
Six months ended June 30, 2022
Revenue	$1,979,384	$(6,911,887)	$(798,523)	$1,381,295	$(4,349,731)

Commissions and fees	1,444,452	7,863	452,634	211,072	2,116,021
Compensation and benefits	506,055	-	-	1,417,204	1,923,259
Occupancy	-	1,800	1,800	369,028	372,628
Communication and technology	220,442	170,108	170,108	369,860	930,518
General and administrative	53,308	32,569	32,569	563,414	681,860
Crypto currencies	-	-	-	-	-
Professional fees	383	68,732	68,732	2,844,723	2,982,570
Research and development	-	-	-	4,160,033	4,160,033
Service fees	-	248,240	582,899	239,748	1,070,887
Interest	-	-	885,289	136,484	1,021,773
Depreciation	394	400,000	400,000	397,728	1,198,122
Marketing	1,181	34,000	34,000	322,030	391,211
Payment service charge	-	(69,981)	67,620	-	(2,361)
Change in fair value of warrant liabilities	-	-	-	(759,375)	(759,375)
Impairment of fixed assets	-	-	-	1,691,079	1,691,079
Impairment of cryptocurrencies	-	-	-	293,619	293,619
Other operating expenses	(1,617)	-	-	(21,711)	(23,328)

	2,224,598	893,331	2,695,651	12,234,936	18,048,516

Income (loss) from operations	$(245,214)	$(7,805,218)	$(3,494,174)	$(10,853,641)	$(22,398,247)

Total segment assets	$4,883,736	$22,768,398	$57,414,627	$18,168,359	$103,235,120